DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Mar. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by geographical location, based on management’s assessment of available data:

	Years ended March 31,
	2023	2024	2025	2025
	HKD	HKD	HKD	USD

Hong Kong	$12,754,130	$8,498,595	$10,389,704	$1,332,013
Singapore	881,475	1,405,200	1,812,322	232,349

Total:	$13,635,605	$9,903,795	$12,202,026	$1,564,362